Lincoln ChoicePlus AssuranceSM (B Class) Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2023
This updating summary prospectus summarizes certain changes to key features of the Lincoln ChoicePlus AssuranceSM (B Class) variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln ChoicePlus AssuranceSM (B Class) contract.
The prospectus for the Lincoln ChoicePlus AssuranceSM (B Class) variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-888-868-2583, send an email request to
CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your Contract.
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Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
•
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to c/o WeWork, 1100 Main Street, Suite 400, Kansas City, MO 64105.
•
Effective August 22, 2022, the Investment Requirements were updated to reflect the addition of the LVIP Delaware High Yield Fund, LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund to existing Living Benefit Rider Investment Requirement options. Please refer to Appendix B – Investment Requirements for additional information on these requirements.
•
The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Rider will no longer be available on and after June 26, 2023.
Fund Name Changes:

Former Fund Name	New Fund Name
AB VPS Small/Mid Cap Value Portfolio	AB VPS Discovery Value Portfolio
LVIP BlackRock Global Real Estate Fund	LVIP BlackRock Real Estate Fund
LVIP Delaware REIT Fund	LVIP Delaware U.S. REIT Fund
LVIP Global Income Fund	LVIP Mondrian Global Income Fund
LVIP SSGA Conservative Structured Allocation Fund	LVIP Structured Conservative Allocation Fund
LVIP SSGA Developed International 150 Fund	LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP SSGA Emerging Markets 100 Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP SSGA Large Cap 100 Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP SSGA Moderate Structured Allocation Fund	LVIP Structured Moderate Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP SSGA Small-Mid Cap 200 Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Fund Additions:
•
LVIP Channing Small Cap Value Fund (Service Class): To seek long-term capital appreciation.
This fund will be available on or about May 22, 2023. Consult your registered representative.
Fund Reopening:
•
LVIP Delaware High Yield Fund (Service Class): Total return and, as a secondary objective, high current income.
This fund was reopened to all Contractowners on or about August 22, 2022.
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Important Information You Should Consider About the Lincoln ChoicePlus AssuranceSM (B Class) Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
If you make a withdrawal in excess of the free withdrawal amount before the 7th anniversary since your last Purchase Payment, you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase
Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn.
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge
Transaction Charges	None, other than surrender charges.			•Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.27%[1]	1.27%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.32%[1]	1.32%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.57%[1]	1.57%[1]
	Base Contract – Estate Enhancement Benefit	1.77%[1]	1.77%[1]
	Investment options (fund fees and expenses)	0.48%[1]	1.71%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.45% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $2,041	Highest Annual Cost: $8,408
	Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No surrender charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
•Excess Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Charges and Other Deductions •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us. Any obligations
(including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-888-
868-2583 or visiting www.LincolnFinancial.com.
•Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
•The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
•Principal Risks •Investments of the Variable Annuity Account
Optional Benefits
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
•You are required to have a certain level of Contract Value for some new rider elections.
•We may modify or stop offering an optional benefit that is currently available at any time.
•If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
•The Contracts •Living Benefit Riders •Appendix B – Investment Requirements •Appendix C — Discontinued Living Benefit Riders
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
•Federal Tax Matters
4

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).
•This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
•Distribution of the Contracts •Principal Risks
Exchanges
•Some investment professionals may have a financial incentive to offer you a new
Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
•The Contracts - Replacement of Existing Insurance
5

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B (formerly AB VPS Small/Mid Cap Value Portfolio)	1.05%	-15.82%	3.62%	9.06%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B	1.15%[2]	-27.17%	7.72%	9.99%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class II	1.08%[2]	-17.47%	4.18%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	-24.74%	7.06%	10.15%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	-29.55%	2.79%	6.84%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	-25.50%	4.95%	8.95%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class[3]	1.48%[2]	-27.81%	-2.19%	2.06%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B	1.21%	-7.74%	2.50%	2.14%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.72%	-18.19%	6.93%	8.63%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.85%	-26.49%	8.39%	11.15%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.86%	-24.64%	12.14%	14.52%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.86%	-14.97%	5.68%	9.69%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	-10.68%	N/A	N/A
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	-16.19%	2.46%	5.44%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2	0.71%	-5.47%	4.30%	5.51%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 2	0.94%	-7.43%	3.15%	6.73%
Long-term capital appreciation.	Goldman Sachs VIT Large Cap Value Fund - Service Shares	0.94%[2]	-6.57%	6.61%	9.14%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.16%	-18.50%	1.26%	4.15%
Capital Appreciation.	Invesco V.I. Global Fund - Series II Shares This fund is not available for contracts issued on or after October 31, 2011.	1.06%	-31.94%	2.59%	7.59%
Long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC This fund is not available in contracts issued on or after October 31, 2011.	1.08%[2]	-11.98%	4.94%	8.82%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.89%[2]	-2.53%	5.57%	6.99%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class	0.98%[2]	-15.58%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.80%	-4.95%	1.94%	0.55%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class (formerly LVIP BlackRock Global Real Estate Fund)	1.06%[2]	-28.82%	0.20%	2.66%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	0.94%[2]	-26.92%	6.12%	8.28%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class	0.97%[2]	-23.76%	6.49%	6.77%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class This fund will be available on or about May 22, 2023. Consult your registered representative.	1.12%	N/A	N/A	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.72%	-14.00%	-0.18%	0.82%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class[3]	0.84%[2]	-14.12%	0.12%	1.07%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Service Class[3]	1.04%[2]	-11.66%	1.78%	2.93%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class[3]	0.83%[2]	-4.40%	0.65%	0.76%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class[3]	0.77%	-9.19%	5.71%	10.26%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%[2]	-13.99%	5.78%	10.18%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class[3]	0.79%	-19.99%	8.50%	11.39%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Service Class[3]	1.03%	-27.88%	8.41%	11.16%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware REIT Fund)	1.13%[2]	-25.53%	2.10%	4.92%
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class[3]	0.99%[2]	-3.56%	6.46%	10.33%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1.01%	-11.38%	-1.47%	1.89%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.74%[2]	-15.54%	8.33%	11.60%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.86%[2]	-14.90%	6.46%	8.38%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.97%[2]	-12.28%	3.30%	4.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.71%[2]	-12.05%	-1.71%	0.09%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class (formerly LVIP SSGA Developed International 150 Fund)	0.65%[2]	-7.24%	-0.50%	4.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class (formerly LVIP SSGA Large Cap 100 Fund)	0.61%[2]	-10.20%	6.44%	11.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.64%[2]	-12.67%	4.90%	8.53%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1.01%[2]	-15.61%	1.14%	3.26%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class	1.00%[2]	-18.88%	0.80%	3.48%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.99%[2]	-17.58%	0.86%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class	0.66%	1.14%	0.81%	0.43%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class	0.92%[2]	-10.46%	1.80%	3.23%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class This fund will be available on or about May 23, 2022. Consult your registered representative.	0.91%[2]	-13.55%	1.53%	3.47%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1.01%[2]	-9.39%	3.88%	6.44%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.04%[2]	-14.50%	4.77%	6.21%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.87%[2]	-6.31%	7.11%	10.81%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class (formerly LVIP Global Income Fund)	0.89%[2]	-15.34%	-1.57%	-0.67%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	1.01%[2]	-10.98%	-0.50%	3.34%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class	0.76%[2]	-5.12%	0.32%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.62%[2]	-13.66%	-0.57%	0.45%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class	0.76%[2]	-14.96%	1.99%	3.45%
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.81%[2]	-14.54%	1.62%	3.31%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class	0.62%[2]	-14.53%	1.24%	4.06%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.75%	-15.62%	3.07%	4.97%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.75%	-16.09%	3.22%	5.45%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4]	0.48%	-18.51%	8.88%	12.01%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class	0.61%[2]	-3.69%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	-20.98%	3.43%	8.28%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.85%	-13.52%	1.72%	3.41%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.82%	-13.38%	2.73%	4.93%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.83%	-13.35%	2.81%	5.36%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Service Class This fund is not available in contracts issued on or after June 30, 2009.	0.91%[2]	-15.39%	3.27%	4.41%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Service Class This fund is not available in contracts issued on or after June 30, 2009.	0.93%[2]	-17.07%	3.94%	4.98%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Service Class This fund is not available in contracts issued on or after June 30, 2009.	0.95%[2]	-17.95%	4.70%	5.61%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.92%[2]	-40.87%	4.52%	10.83%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.98%[2]	-24.71%	8.28%	11.72%
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class	0.61%	-13.58%	-0.86%	0.15%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.94%[2]	-33.49%	9.59%	13.41%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class	1.04%[2]	-10.23%	5.29%	8.90%
Capital Appreciation.	MFS® VIT Growth Series - Service Class	0.99%[2]	-31.80%	9.30%	12.77%
Total return.	MFS® VIT Total Return Series - Service Class	0.86%[2]	-9.84%	4.91%	7.07%
Total return.	MFS® VIT Utilities Series - Service Class	1.03%[2]	0.48%	8.73%	8.35%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class II This fund is not available in contracts issued on or after October 31, 2011.	0.82%[2]	-60.16%	3.99%	11.57%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1.39%[2]	8.66%	6.94%	-1.66%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	-3.13%	9.26%	11.76%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 2	0.77%[2]	-4.95%	-2.32%	-0.78%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
5
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
6
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you are subject to Investment Requirements. This requirement means you are limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you are not able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing Contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your Contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Under each option, we have divided the Subaccounts of your Contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your Contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your Contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	On or after May 21, 2012	Option 3 for Managed Risk riders
Lincoln Lifetime IncomeSM Advantage 2.0	On or after November 15, 2010	Option 3
Lincoln Lifetime IncomeSM Advantage	February 19, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.1)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage Guaranteed Income Benefit (v.2)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3

If you elect...	and the date of election is...	you will be subject to Investment Requirements
i4LIFE® Advantage Guaranteed Income Benefit (v.3)	October 6, 2008 through January 19, 2009 On or after January 20, 2009	Option 2 Option 3
i4LIFE® Advantage Guaranteed Income Benefit (v.4)	On or after November 15, 2010	Option 3

Investment Requirements – Option 1
No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):
•
AB VPS Discovery Value Portfolio
•
AB VPS Sustainable Global Thematic Growth Portfolio
•
American Funds Global Growth Fund
•
American Funds Global Small Capitalization Fund
•
American Funds International Fund
•
Delaware VIP® Emerging Markets Series
•
Delaware VIP® Small Cap Value Series
•
Fidelity® VIP Mid-Cap Portfolio
•
Franklin Income VIP Fund
•
Franklin Mutual Shares VIP Fund
•
Invesco V.I. Global Fund
•
Invesco V.I. EQV International Growth VIP Fund
•
Lord Abbett Series Fund Fundamental Equity Portfolio
•
LVIP Baron Growth Opportunities Fund
•
LVIP BlackRock Real Estate Fund
•
LVIP Blended Mid Cap Managed Volatility Fund
•
LVIP Delaware High Yield Fund
•
LVIP Delaware Mid Cap Value Fund
•
LVIP Delaware SMID Cap Core Fund
•
LVIP Delaware U.S. REIT Fund
•
LVIP Franklin Templeton Global Equity Managed Volatility Fund
•
LVIP JPMorgan High Yield Fund
•
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•
LVIP MFS International Growth Fund
•
LVIP Mondrian International Value Fund
•
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
•
LVIP Franklin Templeton Multi-Factor International Equity Fund
•
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
•
LVIP SSGA International Index Fund
•
LVIP SSGA Small-Cap Index Fund
•
LVIP T. Rowe Price 2040 Fund
•
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
•
LVIP Vanguard International Equity ETF Fund
•
LVIP Wellington SMID Cap Value Fund
•
MFS® VIT Growth Series
•
MFS® VIT Utilities Series
•
Templeton Growth VIP Fund
All other Subaccounts will be referred to as “Non-Limited Subaccounts” except DWS Alternative Asset Allocation VIP Portfolio, PIMCO VIT Commodity Real Return® Strategy Portfolio and ClearBridge Variable Mid Cap Portfolio which are not available. The Lincoln SSGA Aggressive Index Model and the Lincoln SSGA Structured Aggressive Model are also unavailable for investment.
You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of the rider, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.
If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, portfolio rebalancing will be paused until updated allocation instructions are received from you. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.
We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or
2.
take no action and be subject to the quarterly rebalancing as described above; or
3.
terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
Investment Requirements – Option 2
You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;
2.
if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of Contract Value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.

At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware High Yield Fund
LVIP Delaware Limited-Term Diversified Income
Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
Templeton Global Bond VIP Fund
	All other Subaccounts except those in Group 3 and as discussed below.	DWS Alternative Asset Allocation VIP Portfolio LVIP Delaware U.S. REIT Fund LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
The ClearBridge Variable Mid Cap Portfolio and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts on the following list, as applicable to your Contract. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•
American Century VP Balanced Fund
•
Fidelity VIP® Balanced Portfolio
•
Franklin Allocation VIP Fund
•
Franklin Income VIP Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware High Yield Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP Mondrian Global Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Moderately Aggressive Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund
•
LVIP Structured Moderate Allocation Fund
•
LVIP Structured Moderately Aggressive Allocation Fund
•
LVIP T. Rowe Price 2020 Fund
•
LVIP T. Rowe Price 2030 Fund
•
LVIP T. Rowe Price 2040 Fund
•
LVIP Vanguard Bond Allocation Fund
•
MFS® VIT Total Return Series
•
Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Structured Moderately Aggressive Equity Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Moderately Aggressive Index Model and Lincoln SSGA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP Structured Conservative Allocation Fund, the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model, Lincoln SSGA Structured Conservative Model, and Lincoln SSGA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your Contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.

Investment Requirements – Option 3
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below.
If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders section below. For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
For certain Living Benefit Riders, the Subaccounts of your Contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may add or remove Subaccounts at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.

Option 3 – Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income
Fund
LVIP Mondrian Global Income Fund (not available
for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund

LVIP BlackRock Dividend Value Managed
Volatility Fund
LVIP Blended Large Cap Growth Managed
Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed
Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility
Fund
LVIP Franklin Templeton Global Equity Managed
Volatility Fund
LVIP Global Conservative Allocation Managed
Risk Fund
LVIP Global Growth Allocation Managed Risk
Fund
LVIP Global Moderate Allocation Managed Risk
Fund
LVIP JPMorgan Select Mid Cap Value Managed
Volatility Fund
LVIP SSGA Global Tactical Allocation Managed
Volatility Fund
No subaccounts at this time.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or Account Value to or among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP Mondrian Global Income Fund (not available for riders purchased on or after May 21, 2018)
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Vanguard Bond Allocation Fund

Option 3 – Investment Requirements for other Living Benefit Riders. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income
Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
Templeton Global Bond VIP Fund*
All other Subaccounts except those in Group 3 and as described below.
AB VPS Sustainable Global Thematic Portfolio
Delaware VIP® Emerging Markets Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Real Estate Fund
LVIP Delaware U.S. REIT Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
MFS® VIT Utilities Series

*The Templeton Global Bond VIP Fund is not available with riders purchased on or after June 30, 2009.

The PIMCO VIT CommodityRealReturn® Strategy Portfolio, and ClearBridge Variable Mid Cap Core Portfolio are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below, as an alternative. If you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.
•
American Century VP Balanced Fund
•
Fidelity VIP® Balanced Portfolio
•
Franklin Allocation VIP Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware High Yield Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Retirement Income Fund
•
LVIP Mondrian Global Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Moderately Aggressive Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund
•
LVIP Structured Moderate Allocation Fund
•
LVIP Structured Moderately Aggressive Allocation Fund
•
LVIP T. Rowe Price 2020 Fund
•
LVIP Vanguard Bond Allocation Fund
•
MFS® VIT Total Return Series
•
Templeton Global Bond VIP Fund*
*The Templeton Global Bond VIP Fund is not available with riders purchased on or after June 30, 2009.
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your Contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Global Conservative Allocation Managed Risk Fund, the LVIP Conservative Structured Allocation Fund or the LVIP SSGA Conservative Index Allocation Fund (each a fund of funds), or, if your Contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSGA Conservative Index Model and the Lincoln SSGA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your Contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-149434; 811-08517
EDGAR Contract Identifier C000063880